Note 15 - Acquisitions (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Leo Motors Factory 1
Noncash or Part Noncash Acquisition, Interest Acquired	50.00%	50.00%
Leo Trade
Noncash or Part Noncash Acquisition, Interest Acquired	50.00%	50.00%